Baillie Gifford EAFE Fund
Baillie Gifford EAFE Fund
BAILLIE GIFFORD FUNDS The EAFE Fund Supplement dated October 20, 2015 to the prospectus dated May 1, 2015 (the “Prospectus”) Effective immediately, the Prospectus is revised as follows:
4. The section titled “Shareholder Fees” under “Fees and Expenses” for The EAFE Fund on page 6 of the Prospectus is restated in its entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Baillie Gifford EAFE Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.25%	0.25%	0.25%	0.25%	0.25%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

5. The expense tables under the section titled “Example of Expenses” for The EAFE Fund on page 7 of the Prospectus are restated in their entirety as follows:
Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example - Baillie Gifford EAFE Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	106	256	421	897
Class 2	98	231	377	801
Class 3	90	209	338	716
Class 4	87	200	322	679
Class 5	82	184	294	618

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption - Baillie Gifford EAFE Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	95	245	408	881
Class 2	87	220	364	785
Class 3	80	198	326	700
Class 4	77	188	309	664
Class 5	72	172	282	603

Average Annual Total Returns for Periods Ended December 31, 2014
6. The table titled “Average Annual Total Returns for Periods Ended December 31, 2014” under “Performance” for the EAFE Fund on page 9 of the Prospectus is restated in its entirety as follows:
Average Annual Returns - Baillie Gifford EAFE Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception	[1]	Average Annual Returns, Inception Date
Class 2		(6.94%)	7.93%		3.49%		Mar. 06, 2008
Class 1	[2]	(7.12%)	7.75%		3.31%		Mar. 06, 2008
Class 3		(6.91%)	8.02%	[3]	3.55%	[3]	Mar. 06, 2008
Class 4		(6.88%)	8.38%	[4]	3.81%	[4]	Mar. 06, 2008
Class 5		(6.83%)	8.42%	[5]	3.83%	[5]	Mar. 06, 2008
After Taxes on Distributions | Class 2		(8.29%)	7.19%		2.85%
After Taxes on Distributions and Sale of Fund Shares | Class 2		(3.20%)	6.00%		2.49%
MSCI EAFE Index		(4.48%)	5.80%		1.43%		Mar. 06, 2008
FTSE Developed ex U.S. Index		(4.03%)	5.66%		1.54%		Mar. 06, 2008
[1]	The Fund commenced operations on March 6, 2008.
[2]	Performance for Class 1 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.
[3]	Performance for Class 3 shares prior to their date of inception (April 19, 2010) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.
[4]	Performance for Class 4 shares prior to their date of inception (October 10, 2013) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[5]	Performance of Class 5 shares prior to their date of inception (July 18, 2012) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.